Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Alcoholic business [Member]
Revenue		1,206,506,503		1,158,451,078	1,041,923,724
Non-alcoholic business [Member]
Revenue		549,746,127		519,946,103	493,397,317
Other business [Member]
Revenue	[2]	$ 27,029,707		$ 19,963,613	$ 23,576,667

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.